GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended		15 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
The Netherlands [Member]
Payroll support amount	€ 4,556	$ 4,746			€ 18,135	$ 22,608
Accumulated debt to tax authorities	33,456				€ 33,456			$ 34,794	$ 38,018
United States [Member]
Line of credit, borrowing capacity										$ 10,000
Germany [Member]
Payroll support, percentage							60.00%
American subsidiary [Member]
Payroll support amount		0				$ 15,918
Reduction of labor expenses		0		$ 11,539
Dutch Subsidiaries [Member]
Reduction of labor expenses	€ 4,556	$ 4,746	€ 8,979	$ 10,595